FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions			3 Months Ended	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2016
Financial instruments carried at fair value [Line Items]
Total	$ 2,157	$ 7,685	$ 2,157	$ 2,157
Teva CENCOEX Rate				6.3
Teva Venezuela Finance Loss	246		246	$ 246
Teva Venezuela Finance Exposure	343		533
DICOM Rate				640
DIPRORate				10
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Fair Value Of Senior Notes Convertible Senior Debentures AndInterest Rate Swap Agreements	28,543	7,305
Fair Values Convertible Senior Debentures And Derivatives Liabilities	1,565	1,778
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	30,108	9,083
Marketable Securities [Abstract]
Available-for sale securities - Fair value	1,274	1,620	1,274	$ 1,274
Cost	1,298	1,303	1,298	1,298
Available For Sale Securities Gross Unrealized Gain	48	338
Available For Sale Securities Gross Unrealized Losses New	72	21
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	7	11	7	7
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	9	25	9	9
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(615)	(812)	(615)	(615)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	2,603	8,309	2,603	2,603
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	168	187	168	168
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	7	11	7	7
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	9	25	9	9
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(614)	(811)	(614)	(614)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(615)	(812)	(615)	(615)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	128	162	128	128
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	128	162	128	128
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	1,429	6,784	1,429	1,429
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	1,429	6,784	1,429	1,429
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	99	94	99	99
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	99	94	99	99
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	16	12	16	16
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	15	11	15	15
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1	1	1	1
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,031	1,352	1,031	1,031
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,031	1,352	1,031	1,031
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	26	0	0
Derivatives - Asset	67	105	67	67
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0	0
Derivatives - Asset	0	0	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	26	0	0
Derivatives - Asset	67	105	67	67
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0	0
Derivatives - Asset	$ 0	$ 0	$ 0	$ 0